UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2018

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Diversified Real Assets Fund

Annual report 3/31/18

John Hancock
Diversified Real Assets Fund

Table of contents

2	Portfolio Summary
4	Your expenses
6	Fund's investments
14	Financial statements
17	Financial highlights
18	Notes to financial statements
24	Report of independent registered public accounting firm
25	Evaluation of advisory and subadvisory agreements by the Board of Trustees
31	Trustees and Officers
35	More information

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       1

Portfolio summary

INVESTMENT OBJECTIVE

The fund seeks long-term total return in excess of inflation.

SECTOR COMPOSITION AS OF 3/31/18 (%)

A note about risks

Value stocks may decline in price. Large company stocks could fall out of favor. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Foreign investing has additional risks, such as currency and market volatility and political and social instability. The natural resources industry can be significantly affected by global, political, and environmental developments and by commodity prices. A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that is diversified across industries. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments in a wider variety of sectors. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions. Derivative transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       2

COUNTRY COMPOSITION AS OF 3/31/18 (%)

United States	55.5
Canada	16.8
United Kingdom	4.5
Australia	3.4
Japan	2.9
Hong Kong	2.6
Netherlands	2.6
France	2.3
Germany	1.6
Sweden	1.2
Other countries	6.6
TOTAL	100.0
As a percentage of net assets.

TOP 10 HOLDINGS AS OF 3/31/18 (%)

Prologis, Inc.	2.0
Royal Dutch Shell PLC, A Shares	1.8
Simon Property Group, Inc.	1.8
Equity LifeStyle Properties, Inc.	1.4
Chevron Corp.	1.4
Alexandria Real Estate Equities, Inc.	1.4
Extra Space Storage, Inc.	1.3
Camden Property Trust	1.2
EOG Resources, Inc.	1.1
BP PLC	1.1
TOTAL	14.5
As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       3

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on February 26, 2018, with the same investment held until March 31, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on October 1, 2017, with the same investment held until March 31, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       4

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 2-26-2018	Ending value on 3-31-2018	Expenses paid during period ended 3-31-2018[1]	Annualized expense ratio
Class NAV	Actual expenses/actual returns	$1,000.00	$1,000.00	$0.80	0.88%
	Hypothetical example for comparison purposes[2]	1,000.00	1,020.50	4.43	0.88%

1	The inception date for Class NAV shares is 2-26-18. Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 33/365 (to reflect the period).
2	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       5

Fund’s investments
AS OF 3-31-18
	Shares	Value
Common stocks 99.4%		$932,450,599
(Cost $933,922,093)
Consumer discretionary 0.6%		5,700,290
Hotels, restaurants and leisure 0.3%
Extended Stay America, Inc.	144,500	2,856,765
Media 0.3%
Comcast Corp., Class A	83,217	2,843,525
Energy 30.4%		285,439,099
Energy equipment and services 2.6%
Halliburton Company	139,683	6,556,720
Helmerich & Payne, Inc.	21,300	1,417,728
Patterson-UTI Energy, Inc.	146,871	2,571,711
Precision Drilling Corp. (A)	472,000	1,311,569
Rowan Companies PLC, Class A (A)	104,900	1,210,546
RPC, Inc.	73,965	1,333,589
Schlumberger, Ltd.	100,286	6,496,527
TechnipFMC PLC	118,800	3,498,660
Oil, gas and consumable fuels 27.8%
Advantage Oil & Gas, Ltd. (A)	292,511	865,034
Anadarko Petroleum Corp.	109,868	6,637,126
Andeavor	15,330	1,541,585
Apache Corp.	78,900	3,036,072
ARC Resources, Ltd.	96,000	1,046,175
Birchcliff Energy, Ltd.	39,080	115,942
BP PLC	1,525,214	10,287,703
Cabot Oil & Gas Corp.	186,162	4,464,165
Cameco Corp.	206,700	1,878,726
Canadian Natural Resources, Ltd.	209,240	6,577,576
Cenovus Energy, Inc.	392,731	3,344,013
Cheniere Energy, Inc. (A)	12,800	684,160
Chevron Corp.	114,044	13,005,578
Cimarex Energy Company	58,412	5,461,522
Concho Resources, Inc. (A)	55,446	8,335,197
ConocoPhillips	124,900	7,405,321
Continental Resources, Inc. (A)	141,487	8,340,659
Devon Energy Corp.	176,016	5,595,549
Diamondback Energy, Inc. (A)	45,080	5,703,522
Encana Corp.	469,582	5,163,525
Enerplus Corp.	209,608	2,357,449
EOG Resources, Inc.	101,634	10,699,011
EQT Corp.	83,207	3,953,165
Exxon Mobil Corp.	128,700	9,602,307
Galp Energia SGPS SA	312,269	5,888,995
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	6

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Hess Corp.	82,021	$4,151,903
Husky Energy, Inc.	335,600	4,803,403
Kelt Exploration, Ltd. (A)	179,400	958,025
Keyera Corp.	58,300	1,516,384
Kinder Morgan, Inc.	54,606	822,366
Lundin Petroleum AB (A)	179,921	4,545,324
Marathon Oil Corp.	275,200	4,438,976
NexGen Energy, Ltd. (A)	221,300	381,330
Noble Energy, Inc.	46,585	1,411,526
NuVista Energy, Ltd. (A)	141,602	775,962
Occidental Petroleum Corp.	125,200	8,132,992
Paramount Resources, Ltd., Class A (A)	56,330	648,406
Parex Resources, Inc. (A)	102,942	1,447,828
Parsley Energy, Inc., Class A (A)	141,576	4,104,288
Pembina Pipeline Corp.	70,800	2,209,151
Phillips 66	77,600	7,443,392
Pioneer Natural Resources Company	55,400	9,516,612
Range Resources Corp.	22,479	326,845
Resolute Energy Corp. (A)	16,500	571,725
Royal Dutch Shell PLC, A Shares	544,144	17,215,873
RSP Permian, Inc. (A)	87,116	4,083,998
Seven Generations Energy, Ltd., Class A (A)	41,828	519,461
Snam SpA	463,353	2,129,947
Statoil ASA	247,414	5,855,788
Suncor Energy, Inc.	275,504	9,513,853
The Williams Companies, Inc.	205,693	5,113,528
TOTAL SA	147,775	8,470,425
Tourmaline Oil Corp.	17,063	289,383
TransCanada Corp.	148,507	6,141,540
Valero Energy Corp.	77,700	7,208,229
Vermilion Energy, Inc.	41,300	1,331,627
WPX Energy, Inc. (A)	201,265	2,971,882
Industrials 1.2%		11,565,283
Construction and engineering 0.4%
Vinci SA	35,287	3,475,600
Industrial conglomerates 0.3%
Beijing Enterprises Holdings, Ltd.	480,313	2,529,371
Road and rail 0.3%
Canadian National Railway Company	41,844	3,058,199
Transportation infrastructure 0.2%
Flughafen Zurich AG	11,329	2,502,113
7	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology 0.9%		$8,341,855
IT services 0.9%
InterXion Holding NV (A)	110,931	6,889,924
Switch, Inc., Class A	91,259	1,451,931
Materials 18.8%		175,740,463
Chemicals 0.9%
Albemarle Corp.	13,055	1,210,721
DowDuPont, Inc.	50,119	3,193,081
LyondellBasell Industries NV, Class A	15,996	1,690,453
Nutrien, Ltd.	37,700	1,781,777
Metals and mining 17.6%
Agnico Eagle Mines, Ltd.	152,300	6,407,156
Alacer Gold Corp. (A)	530,600	844,281
Alamos Gold, Inc., Class A	186,700	970,924
Alcoa Corp. (A)	93,000	4,181,280
Altius Minerals Corp.	89,700	978,913
Arizona Mining, Inc. (A)	1,120,522	3,522,423
B2Gold Corp. (A)	945,600	2,590,886
Barrick Gold Corp.	246,600	3,072,092
BHP Billiton PLC, ADR	135,800	5,395,334
BHP Billiton, Ltd., ADR	205,700	9,139,251
Boliden AB	106,902	3,761,713
Cobalt 27 Capital Corp. (A)	95,600	983,196
Continental Gold, Inc. (A)	112,700	309,666
Detour Gold Corp. (A)	286,400	2,898,790
Endeavour Mining Corp. (A)	103,800	1,915,105
First Quantum Minerals, Ltd.	356,900	5,011,310
Franco-Nevada Corp.	129,500	8,835,371
Freeport-McMoRan, Inc. (A)	343,200	6,030,024
Fresnillo PLC	103,727	1,852,130
Glencore PLC (A)	746,366	3,708,856
Goldcorp, Inc.	444,000	6,130,912
Guyana Goldfields, Inc. (A)	161,234	623,235
Hudbay Minerals, Inc.	175,200	1,240,210
Ivanhoe Mines, Ltd., Class A (A)	1,154,000	2,436,357
Kinross Gold Corp. (A)	793,900	3,136,532
Kirkland Lake Gold, Ltd.	182,900	2,835,032
Lucara Diamond Corp.	847,900	1,322,839
Lundin Mining Corp.	767,314	5,032,641
MAG Silver Corp. (A)	137,200	1,343,939
Nevsun Resources, Ltd.	631,608	1,505,054
New Gold, Inc. (A)	537,500	1,393,449
Newcrest Mining, Ltd.	82,349	1,242,035
Newmont Mining Corp.	245,500	9,591,685
Nucor Corp.	28,400	1,734,956
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	8

	Shares	Value
Materials (continued)
Metals and mining (continued)
OceanaGold Corp.	702,100	$1,891,013
Osisko Gold Royalties, Ltd.	289,000	2,790,515
Osisko Mining, Inc. (A)	633,700	1,254,267
Randgold Resources, Ltd., ADR	55,900	4,653,116
Rio Tinto PLC, ADR	172,000	8,863,160
Sandstorm Gold, Ltd. (A)	204,100	972,697
SEMAFO, Inc. (A)	540,700	1,557,028
South32, Ltd.	724,996	1,822,041
Southern Copper Corp.	54,600	2,958,228
SSR Mining, Inc. (A)	226,100	2,177,903
Steel Dynamics, Inc.	30,000	1,326,600
Stornoway Diamond Corp. (A)	242,000	105,189
Tahoe Resources, Inc.	143,300	672,927
Teck Resources, Ltd., Class B	336,400	8,663,602
TMAC Resources, Inc. (A)	63,800	392,204
Trevali Mining Corp. (A)	1,220,300	1,231,335
Turquoise Hill Resources, Ltd. (A)	866,900	2,651,132
Western Areas, Ltd.	1,167,661	2,852,305
Wheaton Precious Metals Corp.	243,000	4,951,100
Yamana Gold, Inc.	387,400	1,070,473
Paper and forest products 0.3%
Interfor Corp. (A)	70,700	1,289,046
West Fraser Timber Company, Ltd.	26,200	1,740,973
Real estate 40.6%		381,044,030
Equity real estate investment trusts 36.1%
Agree Realty Corp.	76,055	3,653,682
Alexandria Real Estate Equities, Inc.	103,033	12,867,791
alstria office REIT-AG	55,276	865,654
American Tower Corp.	62,504	9,084,331
Americold Realty Trust	183,689	3,504,786
Arena REIT	44,554	74,275
Assura PLC	799,078	664,372
Boston Properties, Inc.	66,996	8,255,247
Camden Property Trust	136,792	11,515,151
Canadian Apartment Properties REIT	91,288	2,632,320
CareTrust REIT, Inc.	85,163	1,128,323
CDL Hospitality Trusts	641,600	829,437
Columbia Property Trust, Inc.	203,674	4,167,170
CoreSite Realty Corp.	76,457	7,665,579
Crown Castle International Corp.	45,032	4,935,958
CubeSmart	346,880	9,782,016
DCT Industrial Trust, Inc.	122,468	6,895,431
Douglas Emmett, Inc.	267,593	9,836,718
9	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Dream Office Real Estate Investment Trust	86,419	$1,566,254
Empire State Realty Trust, Inc., Class A	192,408	3,230,530
Equinix, Inc.	20,506	8,574,379
Equity LifeStyle Properties, Inc.	152,187	13,357,453
Equity Residential	159,701	9,841,116
Essex Property Trust, Inc.	38,364	9,233,448
Extra Space Storage, Inc.	136,683	11,940,627
Four Corners Property Trust, Inc.	129,000	2,982,125
Frontier Real Estate Investment Corp.	215	882,456
Gecina SA	21,146	3,669,501
GGP, Inc.	233,223	4,773,469
Global One Real Estate Investment Corp.	2,519	2,440,182
GLP J-REIT	502	555,567
Goodman Group	281,536	1,830,579
Granite Real Estate Investment Trust	39,502	1,557,881
Great Portland Estates PLC	122,396	1,142,207
Green REIT PLC	287,400	535,806
Hammerson PLC	222,863	1,679,992
HCP, Inc.	395,912	9,197,048
Healthcare Realty Trust, Inc.	228,855	6,341,572
Hibernia REIT PLC	295,712	525,542
Ichigo Hotel REIT Investment Corp.	274	320,650
Invitation Homes, Inc.	294,624	6,726,266
Japan Logistics Fund, Inc.	687	1,390,353
Japan Real Estate Investment Corp.	269	1,398,315
JBG SMITH Properties	54,322	1,831,195
Kenedix Residential Next Investment Corp.	374	534,460
Keppel REIT	939,200	869,183
Land Securities Group PLC	74,774	983,795
LaSalle Hotel Properties	208,220	6,040,462
Link REIT	242,000	2,074,357
Merlin Properties Socimi SA	90,999	1,393,970
Mirvac Group	1,012,967	1,683,436
Mori Hills REIT Investment Corp.	541	685,599
Mori Trust Sogo REIT, Inc.	126	185,480
Nippon Healthcare Investment Corp.	65	106,038
Omega Healthcare Investors, Inc.	72,598	1,967,284
Pebblebrook Hotel Trust	61,210	2,099,567
Premier Investment Corp.	2,084	2,194,796
Prologis, Inc.	291,146	18,339,287
Regency Centers Corp.	105,802	6,240,450
Retail Properties of America, Inc., Class A	310,181	3,616,710
Rexford Industrial Realty, Inc.	217,730	6,268,447
Ryman Hospitality Properties, Inc.	65,209	5,050,437
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	10

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Scentre Group	904,295	$2,668,482
Segro PLC	227,513	1,920,077
Sekisui House REIT, Inc.	135	180,434
Simon Property Group, Inc.	108,057	16,678,693
STORE Capital Corp.	326,272	8,098,071
Sunstone Hotel Investors, Inc.	248,728	3,786,619
Suntec Real Estate Investment Trust	1,064,800	1,543,818
Taubman Centers, Inc.	37,816	2,152,109
The British Land Company PLC	177,226	1,597,573
The GPT Group	523,172	1,917,430
The Macerich Company	89,737	5,026,095
The PRS REIT PLC	419,772	591,955
The UNITE Group PLC	118,453	1,314,473
UDR, Inc.	194,739	6,936,603
Unibail-Rodamco SE	16,412	3,748,892
Urban Edge Properties	110,373	2,356,464
Viva Energy REIT	107,217	165,383
Warehouse REIT PLC	135,350	189,837
Welltower, Inc.	80,480	4,380,518
Westfield Corp.	183,828	1,205,752
Weyerhaeuser Company	163,981	5,739,335
XYMAX REIT Investment Corp. (A)	691	734,478
Real estate management and development 4.5%
CapitaLand, Ltd.	415,400	1,137,569
Castellum AB	98,803	1,618,220
City Developments, Ltd.	161,000	1,604,239
CK Asset Holdings, Ltd.	452,000	3,814,461
Daibiru Corp.	36,200	421,589
Deutsche Wohnen SE	75,596	3,527,310
Fabege AB	28,954	628,592
Grainger PLC	164,282	666,051
Henderson Land Development Company, Ltd.	395,000	2,590,045
Hongkong Land Holdings, Ltd.	246,100	1,700,308
Hufvudstaden AB, A Shares	53,473	795,714
Mitsubishi Estate Company, Ltd.	298,900	5,007,006
Mitsui Fudosan Company, Ltd.	134,800	3,254,241
New World Development Company, Ltd.	1,308,000	1,864,233
NTT Urban Development Corp.	118,800	1,450,292
PSP Swiss Property AG	17,814	1,738,303
Shui On Land, Ltd.	852,500	233,334
Sino Land Company, Ltd.	946,000	1,533,325
St. Modwen Properties PLC	52,910	288,121
Swire Properties, Ltd.	151,800	533,908
TLG Immobilien AG	36,357	997,967
11	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Real estate management and development (continued)
VGP NV (A)	2,426	$192,615
Vonovia SE	90,602	4,492,941
Wharf Real Estate Investment Company, Ltd. (A)	276,000	1,804,043
Telecommunication services 0.7%		6,335,778
Diversified telecommunication services 0.3%
BT Group PLC	839,968	2,681,012
Wireless telecommunication services 0.4%
NTT DOCOMO, Inc.	143,398	3,654,766
Utilities 6.2%		58,283,801
Electric utilities 2.5%
Avangrid, Inc.	68,228	3,487,815
CK Infrastructure Holdings, Ltd.	342,688	2,808,774
Edison International	49,054	3,122,778
Enel SpA	597,115	3,653,878
Iberdrola SA	553,012	4,066,518
NextEra Energy, Inc.	22,564	3,685,378
SSE PLC	176,156	3,160,115
Gas utilities 1.0%
ENN Energy Holdings, Ltd.	473,397	4,255,322
Osaka Gas Company, Ltd.	72,738	1,446,682
UGI Corp.	75,848	3,369,168
Independent power and renewable electricity producers 0.8%
China Longyuan Power Group Corp., Ltd., H Shares	4,400,113	3,398,126
Huaneng Renewables Corp., Ltd., H Shares	9,038,647	3,403,347
NextEra Energy Partners LP	14,395	575,656
Multi-utilities 1.2%
E.ON SE	372,157	4,135,447
Engie SA	162,790	2,718,350
Innogy SE (B)	21,045	997,519
Sempra Energy	28,546	3,174,886
Water utilities 0.7%
Cia de Saneamento do Parana	60,156	1,093,265
Guangdong Investment, Ltd.	1,984,578	3,144,101
Severn Trent PLC	99,916	2,586,676

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.2%				$11,400,000
(Cost $11,399,628)
U.S. Government Agency 1.2%				11,400,000
Federal Home Loan Bank Discount Note	1.200	04-02-18	11,400,000	11,400,000

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	12

Total investments (Cost $945,321,721) 100.6%	$943,850,599
Other assets and liabilities, net (0.6%)	(5,994,080)
Total net assets 100.0%	$937,856,519

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 3-31-18, the aggregate cost of investments for federal income tax purposes was $945,994,010. Net unrealized depreciation aggregated to $2,143,411, of which $20,332,377 related to gross unrealized appreciation and $22,475,788 related to gross unrealized depreciation.
13	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 3-31-18

Assets
Investments, at value (Cost $945,321,721)	$943,850,599
Cash	4,171,600
Receivable for investments sold	5,151,522
Dividends and interest receivable	2,980,263
Other receivables and prepaid expenses	72,640
Total assets	956,226,624
Liabilities
Foreign currency overdraft, at value (cost ($8,210))	8,215
Payable for investments purchased	4,494,048
Payable for fund shares repurchased	13,717,804
Payable to affiliates
Accounting and legal services fees	14,560
Trustees' fees	73
Other liabilities and accrued expenses	135,405
Total liabilities	18,370,105
Net assets	$937,856,519
Net assets consist of
Paid-in capital	$937,933,737
Undistributed net investment income	3,125,338
Accumulated net realized gain (loss) on investments and futures contracts and foreign currency transactions	(1,732,384)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,470,172)
Net assets	$937,856,519

Net asset value per share
Based on net asset value and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class NAV ($937,856,519 ÷ 93,789,018 shares)	$10.00

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       14

STATEMENT OF OPERATIONS  For the period ended 3-31-18 1

Investment income
Dividends	$4,217,859
Interest	33,134
Less foreign taxes withheld	(157,708)
Total investment income	4,093,285
Expenses
Investment management fees	727,751
Accounting and legal services fees	14,560
Trustees' fees	146
Printing and postage	6,212
Professional fees	69,415
Custodian fees	28,264
Other	7,387
Total expenses	853,735
Less expense reductions	(50,114)
Net expenses	803,621
Net investment income	3,289,664
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	(3,100,916)
Futures contracts	1,196,836
(1,904,080)
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(1,470,172)
Net realized and unrealized loss	(3,374,252)
Decrease in net assets from operations	($84,588)

[1]	Period from 2-26-18 (commencement of operations) to 3-31-18.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       15

STATEMENT OF CHANGES IN NET ASSETS

Period ended 3-31-18[1]
Increase (decrease) in net assets
From operations
Net investment income	$3,289,664
Net realized loss	(1,904,080)
Change in net unrealized appreciation (depreciation)	(1,470,172)
Decrease in net assets resulting from operations	(84,588)
From fund share transactions	937,941,107
Total increase	937,856,519
Net assets
Beginning of period	—
End of period	$937,856,519
Undistributed net investment income	$3,125,338

[1]	Period from 2-26-18 (commencement of operations) to 3-31-18.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       16

Financial highlights

Class NAV Shares Period ended	3-31-18	[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.03
Net realized and unrealized loss on investments	(0.03)
Total from investment operations	—	[3]
Net asset value, end of period	$10.00
Total return (%)[4]	0.00	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$938
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94	[6,7]
Expenses including reductions	0.88	[6,7]
Net investment income	3.84	[6]
Portfolio turnover (%)	40	[8]

[1]	Period from 2-26-18 (Commencement of operations) to 3-31-18.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable period.
[5]	Not annualized.
[6]	Annualized.
[7]	Certain expenses are presented unannualized due to the short reporting period.
[8]	Excludes any in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements

Note 1 — Organization

John Hancock Diversified Real Assets Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a long-term total return in excess of inflation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans.

The fund commenced operations on February 26, 2018.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end management investment companies are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       18

includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of March 31, 2018, by major security category or type:

	Total value at 3-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$5,700,290	$5,700,290	—	—
Energy	285,439,099	231,045,044	$54,394,055	—
Industrials	11,565,283	3,058,199	8,507,084	—
Information technology	8,341,855	8,341,855	—	—
Materials	175,740,463	160,501,383	15,239,080	—
Real estate	381,044,030	291,855,017	89,189,013	—
Telecommunication services	6,335,778	—	6,335,778	—
Utilities	58,283,801	17,415,681	40,868,120	—
Short-term investments	11,400,000	—	11,400,000	—
Total investments in securities	$943,850,599	$717,917,469	$225,933,130	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

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Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective March 30, 2018, the fund has entered into a syndicated line of credit agreement with BNP Paribas as the administrative agent that enables it to participate in a $50 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the period ended March 31, 2018, the fund had no borrowings under the line of credit. For the period ended March 31, 2018, the fund did not have any commitment fees.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of March 31, 2018, the fund has a short-term capital loss carryforward of $1,306,847 available to offset future net realized capital gains. This carryforward does not expire.

As of March 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. As of the period ended March 31, 2018, the fund had no tax character of distributions.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2018, the components of distributable earnings on a tax basis consisted of $3,372,090 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at March 31, 2018.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       20

the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the period ended March 31, 2018, the fund used futures contracts to manage against anticipated changes in securities. The fund held futures contracts with notional values ranging up to $200 million. There were no open futures contracts as of March 31, 2018.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended March 31, 2018:

Statement of operations location - net realized gain (loss) on:
Risk	Futures contracts
Equity	$1,196,836
Total	$1,196,836

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.850% of the first $2 billion of the fund's average daily net assets and (b) 0.800% of the fund's average daily net assets in excess of $2 billion. The Advisor has subadvisory agreements with Deutsche Investment Management Americas Inc., John Hancock Asset Management a division

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       21

of Manulife Asset Management (North America) Limited, and Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended March 31, 2018, this waiver amounted to 0.01% (on an annualized basis) of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor contractually agreed to reduce its management fee by an annual rate of 0.05% of the fund's average daily net assets. This agreement expires on July 31, 2019, unless renewed by mutual agreement of the fund and the advisor based upon a determination that is appropriate under the circumstances at that time.

The expense reductions described above amounted to $50,114 for the period ended March 31, 2018.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended March 31, 2018 were equivalent to a net annual effective rate of 0.79% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the period ended March 31, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the period ended March 31, 2018 were as follows:

		Period ended 3-31-18[1]
	Shares	Amount
Class NAV shares
Sold	96,067,721	$960,675,5052
Repurchased	(2,278,703)	(22,734,398)
Total net increase	93,789,018	$937,941,107

1Period from 2-26-28 (Commencement of operations) to 3-31-18.

2Includes in-kind purchase of approximately $769,491,000 by affiliates of the fund. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.

Affiliates of the fund owned 100% of shares of Class NAV on March 31, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $560,641,527 and $365,761,030, respectively, for the period ended March 31, 2018.

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       22

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At March 31, 2018, funds within the John Hancock group of funds complex held 100.0% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	31.5%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	25.8%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	12.3%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	6.3%

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Diversified Real Assets Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's investments, of John Hancock Diversified Real Assets Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the "Fund") as of March 31, 2018, and the related statements of operations and of changes in net assets, including the related notes, and the financial highlights for the period February 26, 2018 (commencement of operations) through March 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, and the results of its operations, changes in its net assets, and the financial highlights for the period February 26, 2018 (commencement of operations) through March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 10, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       24

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on December 12-14, 2017, the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including all of the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the establishment of John Hancock Diversified Real Assets Fund (the New Fund).

This section describes the evaluation by the Board of:

(a)	an amendment to the advisory agreement between the Trust and John Hancock Advisers, LLC (the Advisor) (the Advisory Agreement); and
(b)	subadvisory agreements between the Advisor and Deutsche Investment Management Americas Inc. (Deutsche), John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (JHAM) and Wellington Management Company LLP (Wellington and collectively, the Subadvisors) with respect to the New Fund (the Subadvisory Agreements).

In considering the Advisory Agreement and the Subadvisory Agreements with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisors, including comparative fee and expense information for a peer group of similar funds, and including with respect to the Subadvisors, performance information for comparatively managed accounts, as applicable, and other information provided by the Advisor and the Subadvisors regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor's anticipated revenues and costs of providing services to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor to the John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results. The Board noted the affiliation of JHAM with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisors in providing services to the New Fund.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by legal counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreements and discussed the proposed Advisory Agreement and Subadvisory Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the Funds' advisory and subadvisory arrangements in prior years.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history. The Board also noted that, on a regular basis, it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the Funds' compliance policies and

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       25

procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the New Fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor will be responsible for the management of the day-to-day operations of the New Fund, including but not limited to, general supervision of and coordination of the services to be provided by the Subadvisors, and also will be responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the New Fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance with respect to all funds.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of its deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisors' investment performance and compliance programs, such as the Subadvisors' compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisors' timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the New Fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the New Fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered, at this and at prior meetings, the performance of other comparable funds or accounts, if any, managed by the Advisor and Subadvisors and the performance of their respective benchmarks and/or peer groups. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisors.

Fees and expenses. The Board reviewed comparative information including, among other data, the New Fund's anticipated management fees and net total expenses as compared to similarly situated investment companies deemed to be comparable to the New Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisors. The Board noted that the New Fund's anticipated management fees include both advisory and administrative costs. The Board noted that the New Fund's anticipated management fees were higher than the

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       26

peer group median and that anticipated net total expenses were lower than the peer group median. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisors' services to the New Fund and the services they provide to other such comparable clients or funds.

The Board took into account management discussion of the New Fund's anticipated expenses. The Board also took into account management's discussion with respect to the proposed management fee, the fees of the Subadvisors, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees, and that such fees were negotiated at arm's length with respect to the unaffiliated Subadvisors. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, including the New Fund, which is discussed further below. The Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the New Fund.

The Board concluded that the advisory fees to be paid by the New Fund are reasonable in light of the nature, extent and quality of the services to be provided to the New Fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the New Fund, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the New Fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the New Fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the New Fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that JHAM is an affiliate of the Advisor;
(h)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the New Fund, and that the New Fund's distributor also receives Rule 12b-1 payments to support distribution of the New Fund;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the New Fund;
(j)	noted that the subadvisory fees for the New Fund are paid by the Advisor and are negotiated at arm's length with respect to the unaffiliated Subadvisors;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       27

(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the New Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the New Fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the New Fund's proposed advisory fee structure and concluded that: (i) the New Fund's proposed advisory fee contains breakpoints; and (ii) although economies of scale cannot be measured with precision, this arrangement may permit the New Fund's shareholders to benefit from economies of scale if the New Fund grows; and
(c)	also considered the potential effect of the New Fund's future growth in size on its performance and fees. The Board also noted that if the New Fund's assets increase over time, the New Fund may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(a)	information relating to the Subadvisors' businesses, including current subadvisory services to other funds in the John Hancock family of funds;
(b)	the performance of comparable funds, as applicable, managed by the New Fund's Subadvisors;
(c)	the proposed subadvisory fees for the New Fund, including any breakpoints; and
(d)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and unaffiliated Subadvisors.

Nature, extent, and quality of services. With respect to the services to be provided by the Subadvisors, the Board received information provided to the Board by the Subadvisors, including the Subadvisors' respective Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisors' current level of staffing and their overall resources, as well received information relating to the Subadvisors' compensation programs. The Board reviewed the Subadvisors' history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisors' investment and compliance personnel who will provide services to the New Fund. The Board also considered, among other things, the Subadvisors' compliance programs and any disciplinary history. The Board also considered the Subadvisors' risk assessment and monitoring processes. The Board reviewed the Subadvisors' regulatory history, including whether they were currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisors and their operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisors and present reports to the Independent Trustees regarding the same, which include evaluating the regulatory compliance systems of the Subadvisors and procedures

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       28

reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisors.

The Board considered the Subadvisors' investment processes and philosophies. The Board took into account that the Subadvisors' responsibilities will include the development and maintenance of an investment program for the New Fund that is consistent with the New Fund's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisors' brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisors and the expected profitability to the Subadvisors of their relationships to the New Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the New Fund. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationships with the New Fund were not a material factor in the Board's consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which the Subadvisors or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and its affiliates may receive from the Subadvisor's relationship with the New Fund, such as the opportunity to provide advisory services to additional John Hancock Funds and reputational benefits.

Subadvisory fees. The Board considered that the New Fund will pay advisory fees to the Advisor and that, in turn, the Advisor will pay subadvisory fees to the Subadvisors. The Board also took into account the subadvisory fees paid by the Advisor to fees charged by the Subadvisors to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. The Board considered performance results of comparable funds managed by the Subadvisors against an applicable benchmark. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisors. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisors. The Board was mindful of the Advisor's focus on the Subadvisors' performance. The Board also noted the Subadvisors' long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:

(1)	the Subadvisors have extensive experience and demonstrated skills as a manager, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreements; and
(3)	that the subadvisory fees will be paid by the Advisor not the New Fund and that certain of the subadvisory fee schedules contain breakpoints.

* * *

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       29

Based on the Board's evaluation of all factors that it deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreements would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the amendments to the Advisory Agreement and Subadvisory Agreements.
ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       30

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	221
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2012	221
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle, Born: 1959	2015	221
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	221
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	1994	221
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       31

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Grace K. Fey, Born: 1946	2012	221
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2012	221
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	221
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2012	221

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	1994	221
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       32

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2009	221
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	221

President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

Warren A. Thomson, Born: 1955	2012	221
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       33

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       34

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

Deutsche Investment Management Americas Inc. (DIMA)
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
Wellington Management Company LLP

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       35

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
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John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Diversified Real Assets. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
DRAA 3/18 5/18

ITEM 2. CODE OF ETHICS.

As of the end of the period, March 31, 2018, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $46,500 for the fiscal period ended March 31, 2018 for John Hancock Diversified Real Assets Fund. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services
Audit-related service fees for the fiscal period ended March 31, 2018 amounted to $540 for John Hancock Diversified Real Assets Fund billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). The nature of the services provided was affiliated service provider internal controls reviews. In addition, amounts billed to control affiliates for service provider internal controls reviews were $110,200 for the fiscal period ended March 31, 2018.

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $0 for the fiscal period ended March 31, 2018 for John Hancock Diversified Real Assets Fund. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(d) All Other Fees
Other fees for the fiscal period ended March 31, 2018 amounted to $221 for John Hancock Diversified Real Assets Fund billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal period ended March 31, 2018, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal period that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates of the registrant was $7,692,718 for the fiscal period ended March 31, 2018.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 10, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	May 10, 2018